Derivatives (Realized and Unrealized Gains (Losses)) (Details) (Commodity derivatives [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	$ (124)		$ 318
Gain on commodity derivatives, net	(913)		(1,158)
Unrealized Gain (Loss or Write-down) [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	261	816	797	1,425
Gain on commodity derivatives, net	(760)	(1,762)	(687)	1,732
Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	(101)		(101)
Gain on commodity derivatives, net	(153)		(471)
Other Income [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	(284)		(378)
Gain on commodity derivatives, net	$ 0		$ 0